Revenue	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenues
3)	REVENUES

Cemex’s revenues are mainly originated from the sale and distribution of cement, ready-mix
concrete, aggregates and other construction materials and services, including urbanization solutions, and are recognized at a point in time or over time in the amount of the price, before tax on sales, expected to be received for goods and services supplied due to ordinary activities, as contractual performance obligations are fulfilled, and control of goods and services passes to the customer. Cemex grants credit for terms ranging from 15 to 90 days depending on the type and risk of each customer. For the years ended December 31, 2023, 2022 and 2021, revenues were as follows:

	2023	2022	2021
From the sale of goods associated to Cemex’s main activities 1	$16,904	15,137	14,009
From the sale of other goods and services 2	484	440	370

	$17,388	15,577	14,379

1	During the reported periods, revenues recognized over time under construction contracts were not significant.

2	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.
Information on revenues by reportable segment and line of business for the years 2023, 2022 and 2021 is presented in note 4.3.
As of December 31, 2023 and 2022, amounts receivable for progress billings and advances received from customers of construction contracts were not significant. Moreover, for the years 2023, 2022 and 2021, revenues and costs related to construction contracts in progress were not significant.
Certain promotions and/or discounts and rebates offered as part of the sale transaction, result in a portion of the transaction price should be allocated to such commercial incentives as separate performance obligations, recognized as contract liabilities with customers, and deferred to the statement of income during the period in which the incentive is exercised by the customer or until it expires. For the years ended December 31, 2023, 2022 and 2021 changes in the balance of contract liabilities with customers are as follows:

	2023	2022	2021
Opening balance of contract liabilities with customers	$293	257	201
Increase during the period for new transactions	1,603	1,493	1,626
Decrease during the period for exercise or expiration of incentives	(1,519)	(1,458)	(1,574)
Currency translation effects	7	1	4

Closing balance of contract liabilities with customers	$384	293	257

For the years 2023, 2022 and 2021, any costs capitalized as contract fulfillment assets and released over the contract life according to IFRS 15,
Revenues from contracts with customers
were not significant.